Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company has assessed all subsequent events through the date that these consolidated financial statements are issued and there are no material subsequent events that require disclosure in these consolidated financial statements.